Accounts Payable and Other Payables (Tables)	12 Months Ended
Sep. 30, 2025
Accounts Payable and Other Payables [Abstract]
Schedule of Accounts Payable and Other Payables

As of September 30, 2025 and 2024, accounts payable and other payables consisted of the following:

	As of September 30,
	2025	2024
Accounts payable	$4,313,552	$1,316,949
Accrued payroll and welfare payables	169,028	158,580
Others	112,948	340,222
Total accounts payable and other payables	$4,595,528	$1,815,751